UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.   Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 73.6%
	Shares	Value
Australia — 0.4%
Alumina	17,550	$25,243
BHP Group	21,120	545,814
BlueScope Steel	3,685	34,293
Fortescue Metals Group	9,933	73,844
Rio Tinto	2,661	172,113
South32	35,836	61,818
		913,125
Austria — 0.2%
BAWAG Group	4,023	174,755
Immobilien Anlagen	2,713	119,384
IMMOFINANZ	3,538	98,014
voestalpine	833	20,218
Wienerberger	4,789	136,058
		548,429
Belgium — 0.4%
Ackermans & van Haaren	695	111,322
Aedifica ‡	1,255	169,715
Argenx *	839	120,843
Barco	140	34,773
Elia System Operator	344	33,163
Euronav	9,261	92,476
KBC Ancora	2,776	138,069
Sofina	402	91,921
Warehouses De Pauw CVA ‡	3,829	109,491
		901,773
Brazil — 3.2%
Ambev ADR	78,082	324,821
B3 - Brasil Bolsa Balcao	34,300	384,119
Banco Bradesco ADR	108,017	824,170
Banco BTG Pactual	3,700	64,296
Banco do Brasil	14,900	168,045
Banco Santander Brasil	13,900	135,605
Banco Santander Brasil ADR	6,978	67,687
BB Seguridade Participacoes	15,200	123,514
BR Malls Participacoes	21,300	91,863
BRF ADR *	9,193	65,363

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Brazil — continued
Centrais Eletricas Brasileiras ADR	16,439	$149,759
Cia Brasileira de Distribuicao ADR	4,277	85,027
Cia Energetica de Minas Gerais ADR	14,698	50,855
Cielo	22,000	36,422
Engie Brasil Energia	6,100	74,124
Equatorial Energia	13,750	77,153
Gerdau ADR	29,215	136,726
Hapvida Participacoes e Investimentos	3,800	52,671
Hypera	6,200	51,495
Itau Unibanco Holding ADR	94,482	719,008
JBS	17,300	111,372
Localiza Rent a Car	22,940	284,808
Lojas Renner	25,930	348,934
Magazine Luiza	15,287	199,181
Natura & Holding	15,100	166,281
Notre Dame Intermedica Participacoes	7,800	126,764
Petrobras Distribuidora	11,800	79,464
Petroleo Brasileiro ADR	25,081	353,893
Petroleo Brasileiro ADR, Cl A	38,514	510,310
Raia Drogasil	6,400	184,994
Rumo *	17,800	96,344
Sul America	12,100	177,434
Suzano	13,600	125,565
Ultrapar Participacoes ADR	12,200	71,736
Vale ADR, Cl B	52,529	616,165
WEG	14,200	131,304
		7,267,272
Canada — 0.2%
Bank of Montreal	4,188	319,401
First Quantum Minerals	4,939	38,664
Lundin Mining	4,740	24,857
Teck Resources, Cl B	3,551	45,883
		428,805
Chile — 0.1%
Antofagasta	2,826	30,462
Cia Cervecerias Unidas	8,200	72,389
		102,851

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
China — 0.2%
Autohome ADR *	846	$64,702
Baidu ADR *	3,561	439,997
		504,699
Colombia — 0.0%
Cementos Argos	526	1,000

Denmark — 0.5%
Ambu, Cl B	4,267	78,046
Dfds	1,715	72,045
GN Store Nord	3,176	157,837
Jyske Bank	4,787	182,168
Ringkjoebing Landbobank	1,509	112,071
Rockwool International, Cl B	327	76,348
Royal Unibrew	1,349	128,412
SimCorp	1,404	155,773
Topdanmark	1,176	55,556
		1,018,256
Finland — 0.2%
Huhtamaki	3,322	147,587
Kemira	2,377	35,893
Konecranes, Cl A	3,012	90,919
TietoEVRY	2,679	87,507
Valmet	3,384	73,319
		435,225
France — 1.1%
Air France-KLM *	7,443	68,969
Alten	1,392	171,873
Atos	2,549	211,555
BioMerieux	12	1,188
Capgemini	2,460	305,216
CGG *	18,002	50,805
Cie Plastic Omnium	3,785	94,523
Elis	7,263	141,415
Engie	68	1,170
Gaztransport Et Technigaz	729	73,781
Ingenico Group	1,440	167,296
Korian	1,562	71,230

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
France — continued
Nexity	2,859	$137,952
Orange	144	2,040
Orpea	943	122,686
Rubis SCA	2,440	150,747
Schneider Electric	3,847	384,133
Societe BIC	914	61,701
SOITEC *	458	43,134
Sopra Steria Group	1,055	168,537
Worldline *	1,353	95,273
		2,525,224
Germany — 2.0%
Aareal Bank	4,202	137,500
Allianz	906	216,603
alstria office ‡	7,608	150,921
Aurubis	2,565	139,334
Bechtle	1,130	163,237
CANCOM	1,178	70,277
CompuGroup Medical	412	27,154
Covestro	2,224	93,619
CTS Eventim & KGaA	2,213	137,982
Deutsche Pfandbriefbank	9,853	158,885
Dialog Semiconductor *	1,567	69,008
Evotec *	3,348	89,882
Freenet	6,215	137,955
Gerresheimer	1,305	103,185
Grand City Properties	4,918	125,699
GRENKE	1,410	140,561
HelloFresh *	6,420	152,887
HUGO BOSS	2,181	103,218
LEG Immobilien	1,264	156,017
Merck KGaA	149	19,072
MorphoSys *	1,014	126,924
Nemetschek	2,021	137,117
ProSiebenSat.1 Media	8,222	109,082
Rational	101	76,025
Rheinmetall	1,333	142,850
Rocket Internet *	3,890	90,953

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Germany — continued
Scout24	2,902	$199,920
Siemens	3,223	397,928
Siltronic	819	87,829
Software	1,304	43,540
Stabilus	637	38,791
Stroeer & KGaA	1,288	102,473
TAG Immobilien	3,016	79,406
thyssenkrupp	2,899	35,774
United Internet	5,446	176,232
Varta *	185	15,770
Wirecard	1,225	180,687
		4,434,297
Hong Kong — 0.4%
Aluminum Corp of China, Cl H *	28,000	8,178
ASM Pacific Technology	14,400	194,267
China Hongqiao Group	12,500	6,133
China Merchants Bank, Cl H	34,000	163,076
China Mobile	1,500	12,278
China Molybdenum, Cl H	27,000	9,913
China Petroleum & Chemical, Cl H	388,000	203,619
China Telecom, Cl H	140,000	54,500
China Zhongwang Holdings	11,600	3,852
Country Garden Services Holdings	5,000	16,133
Jiangxi Copper, Cl H	9,000	10,581
Longfor Group Holdings	34,500	144,818
Maanshan Iron & Steel, Cl H	8,000	2,843
		830,191
Ireland — 0.0%
AIB Group	4,768	13,985
Glanbia	77	897
		14,882
Italy — 1.0%
A2A	24,823	49,558
Amplifon	2,195	62,407
Assicurazioni Generali	6,164	120,027
Azimut Holding	4,209	103,262
Banca Generali	894	28,441

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Italy — continued
Banco BPM	56,962	$116,450
BPER Banca	24,400	112,124
Buzzi Unicem	1,997	46,667
Cerved Group	11,646	114,094
DiaSorin	786	96,587
Enav	21,029	135,858
Fiat Chrysler Automobiles	9,321	121,293
Freni Brembo	9,172	104,795
Hera	18,563	84,349
Infrastrutture Wireless Italiane	8,683	90,401
Interpump Group	3,189	89,898
Iren	27,257	90,955
Italgas	10,660	70,799
Moncler	5,730	248,451
Reply	483	37,929
Saipem *	24,990	103,575
STMicroelectronics	7,224	201,184
Unipol Gruppo	19,431	98,947
		2,328,051
Japan — 5.3%
Asahi Group Holdings	2,700	125,662
Bandai Namco Holdings	500	29,069
Capcom	2,100	59,537
Central Japan Railway	700	137,520
COMSYS Holdings	2,600	75,422
Concordia Financial Group	11,300	42,708
Daifuku	2,300	138,682
Dai-ichi Life Holdings	8,300	123,483
Daiichi Sankyo	2,000	135,102
Daikin Industries	1,200	169,569
Disco	300	68,840
Fancl	3,100	81,423
FANUC	900	163,770
Fuji Electric	4,300	125,997
Fuji Oil Holdings	4,100	106,535
Fujitsu	3,900	414,732
Harmonic Drive Systems	2,600	116,099

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Hikari Tsushin	300	$73,795
HIS	1,800	41,434
Hitachi	10,400	396,489
Hitachi Metals	1,500	23,079
Hoya	1,400	134,700
Inpex	5,700	52,596
ITOCHU	9,000	210,521
Itochu Techno-Solutions	4,000	118,303
JFE Holdings	3,500	41,472
Kakaku.com	2,300	59,735
Kamigumi	3,200	68,298
Kawasaki Heavy Industries	8,000	157,163
Keyence	1,800	603,614
KH Neochem	1,400	30,346
Koito Manufacturing	2,100	91,274
Komatsu	4,100	90,910
Kubota	6,700	105,242
Kurita Water Industries	1,600	46,745
Kusuri no Aoki Holdings	600	36,229
Lacto Japan	1,300	48,148
Maruichi Steel Tube	400	11,080
Matsuoka	300	5,277
Medipal Holdings	100	2,125
Megmilk Snow Brand	1,600	37,325
Meiko Electronics	2,800	45,024
Minebea	7,900	154,533
Mitsubishi	5,300	135,727
Mitsubishi Electric	19,900	275,170
Mitsubishi Materials	800	20,146
Mitsubishi UFJ Financial Group	21,100	108,459
Mitsui Fudosan	8,500	225,596
MS&AD Insurance Group Holdings	5,400	179,291
Murata Manufacturing	2,900	165,395
NEC	1,300	58,100
Nidec	1,100	138,687
Nihon Unisys	3,800	115,984
Nippon Steel	5,700	79,159
Nippon Telegraph & Telephone	8,200	208,890

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Nitori Holdings	700	$108,469
Nomura Research Institute	5,700	126,115
NTT Data	13,800	194,836
NTT DOCOMO	1,900	54,008
Obic	800	108,999
Omron	4,200	239,770
Oracle Japan	1,000	86,647
Otsuka	3,200	124,746
Pan Pacific International Holdings	9,000	145,621
Penta-Ocean Construction	10,300	61,085
PeptiDream *	2,100	99,389
PKSHA Technology *	400	11,932
Recruit Holdings	1,900	74,202
Relo Group	2,100	56,400
Renesas Electronics *	29,400	185,757
Rengo	12,700	89,308
Sankyu	1,900	94,071
Santen Pharmaceutical	7,400	137,835
SCSK	2,400	128,442
Seven & i Holdings	10,700	411,082
Shimadzu	5,100	143,097
Shimano	500	76,676
Shin-Etsu Chemical	1,200	137,338
SoftBank Group	2,800	113,402
Sony	1,300	90,402
Stanley Electric	3,300	84,931
Sumitomo Bakelite	2,100	75,289
Sumitomo Metal Mining	3,700	105,370
Sumitomo Mitsui Financial Group	4,800	168,874
Suzuki Motor	6,700	306,384
Terumo	2,300	83,245
THK	4,200	104,138
Tohoku Electric Power	12,000	112,617
Tokyo Century	1,300	66,324
Tokyu	6,600	116,426
Topcon	3,700	51,148
Towa	4,900	44,151
Toyota Motor	3,500	243,711

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Trend Micro	7,200	$376,984
Union Tool	500	14,211
W-Scope	8,300	67,804
Yamaha	1,100	56,274
Yaskawa Electric	1,500	51,390
Yokogawa Electric	6,200	107,880
Zenkoku Hosho	2,100	90,054
		11,937,045
Netherlands — 0.8%
Aalberts	4,487	196,009
APERAM	1,533	43,896
ASM International	1,055	128,217
ASML Holding	26	7,301
ASR Nederland	3,604	134,265
BE Semiconductor Industries	2,792	118,443
Corbion	3,914	135,597
Euronext	2,160	187,592
IMCD	2,137	184,653
Koninklijke Ahold Delhaize	1,189	29,176
OCI *	2,989	51,695
SBM Offshore	5,120	88,082
Signify	3,695	123,102
Takeaway.com *	1,296	122,385
TKH Group	2,476	130,951
		1,681,364
Norway — 0.4%
Bakkafrost P	1,504	107,259
Entra	6,836	117,073
Leroy Seafood Group	8,310	54,010
Norsk Hydro	9,642	30,305
Salmar	1,195	58,522
SpareBank 1 SR-Bank	11,357	120,899
Storebrand	12,613	97,039
Subsea 7	12,570	135,127
TGS NOPEC Geophysical	5,413	137,686
TOMRA Systems	3,167	93,837
		951,757

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Philippines — 0.0%
International Container Terminal Services	32,250	$82,270

South Africa — 0.0%
AngloGold Ashanti	3,273	66,476

South Korea — 4.4%
Amorepacific *	525	81,496
AMOREPACIFIC Group *	480	28,831
Celltrion *	1,372	187,652
Celltrion Healthcare *	849	40,027
Daelim Industrial *	582	39,263
DB Insurance	1,006	35,652
E-MART *	396	36,603
Fila Holdings	779	28,694
GS Engineering & Construction	1,250	29,067
GS Holdings	1,061	40,501
Hana Financial Group	4,536	125,538
Hankook Tire & Technology *	1,488	35,575
Hanmi Pharm *	117	27,355
Hanwha Solutions	2,023	28,196
Helixmith *	298	18,972
HLB *	489	37,431
Hotel Shilla *	533	38,727
Hyundai Engineering & Construction *	1,283	40,624
Hyundai Glovis	374	45,882
Hyundai Heavy Industries Holdings *	188	42,830
Hyundai Mobis	987	188,427
Hyundai Motor	2,333	242,979
Hyundai Steel	1,516	35,632
Industrial Bank of Korea	4,999	44,839
Kakao	3,374	446,768
Kangwon Land *	2,202	50,794
KB Financial Group	5,830	213,612
Kia Motors	3,997	136,156
Korea Aerospace Industries *	1,339	33,649
Korea Electric Power	4,068	86,068
Korea Investment Holdings *	772	42,671
Korea Shipbuilding & Offshore Engineering *	614	57,936
Korea Zinc *	135	42,906

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — continued
KT&G	1,895	$150,845
LG	1,674	98,506
LG Chemical	732	205,945
LG Display	3,757	47,973
LG Electronics	1,647	90,206
LG Household & Health Care	153	160,545
LG Innotek	245	30,624
Lotte Chemical *	293	46,055
Mirae Asset Daewoo *	7,939	45,329
NAVER	4,762	711,877
NCSoft	246	130,778
Netmarble *	427	31,876
NH Investment & Securities *	3,358	30,648
Orion *	408	34,955
POSCO	1,153	209,141
Samsung Biologics *	244	98,117
Samsung C&T	1,387	125,087
Samsung Electro-Mechanics	832	85,772
Samsung Electronics	67,995	3,178,537
Samsung Engineering *	2,720	38,973
Samsung Fire & Marine Insurance	520	91,634
Samsung Heavy Industries *	7,464	41,163
Samsung Life Insurance	1,297	75,133
Samsung SDI	805	184,455
Samsung SDS	540	87,257
Shinhan Financial Group	6,645	216,775
Shinsegae	138	30,688
SK Holdings	552	108,028
SK Hynix	7,813	598,865
SK Innovation	853	92,619
SK Telecom	372	71,389
S-Oil	719	45,644
Woongjin Coway	838	61,733
Woori Financial Group	7,809	66,055
Yuhan *	177	32,219
		9,966,799

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Spain — 0.5%
Acciona	587	$66,435
Acerinox	11,584	112,489
ACS Actividades de Construccion y Servicios	3,726	123,695
Aena SME	309	57,191
Applus Services	8,965	103,730
Bolsas y Mercados Espanoles SHMSF	1,698	65,711
CIE Automotive	3,587	78,351
Faes Farma	10,343	56,106
Inmobiliaria Colonial Socimi ‡	9,777	130,799
Masmovil Ibercom *	2,924	61,107
Merlin Properties Socimi ‡	12,035	170,468
Viscofan	2,962	157,432
		1,183,514
Sweden — 1.7%
AAK	5,179	97,231
AF Poyry	2,679	67,979
Atlas Copco, Cl B	1,748	54,295
Axfood	4,502	93,390
Beijer Ref	716	21,502
BillerudKorsnas	5,602	71,850
Boliden	1,959	46,460
Bravida Holding	14,218	129,340
Castellum	2,453	60,281
Dometic Group	10,608	96,320
Elekta, Cl B	8,090	92,586
Evolution Gaming Group	3,595	111,065
Fabege	4,916	84,209
Fastighets Balder, Cl B *	1,819	86,254
Hexagon, Cl B	4,489	243,344
Hexpol	14,475	130,189
Holmen, Cl B	2,817	83,272
Hufvudstaden, Cl A	2,449	48,517
ICA Gruppen	5,813	255,056
Indutrade	4,118	148,227
Intrum	1,509	41,790
Kungsleden	11,006	117,069
Lifco, Cl B	664	39,109

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Sweden — continued
Loomis, Cl B	2,701	$97,705
Nibe Industrier, Cl B	8,976	155,185
Nordic Entertainment Group, Cl B	3,775	114,567
Pandox, Cl B	1,025	22,928
Peab, Cl B	10,276	103,130
SSAB, Cl B	33,327	95,811
Svenska Cellulosa SCA, Cl B	14,903	148,967
Sweco, Cl B	3,840	147,943
Swedish Orphan Biovitrum *	4,441	79,041
Thule Group	5,846	137,955
Trelleborg, Cl B	10,218	167,435
Wallenstam, Cl B	2,832	37,052
Wihlborgs Fastigheter	8,708	166,710
		3,693,764
Switzerland — 1.5%
ABB	8,656	201,649
ams	2,025	82,458
Banque Cantonale Vaudoise	169	141,636
Belimo Holding	11	77,074
Bucher Industries	392	130,978
Cembra Money Bank	1,407	164,407
DKSH Holding	1,674	86,379
dormakaba Holding	156	98,011
Emmi	99	96,145
Flughafen Zurich	912	158,447
Forbo Holding	68	116,575
Galenica	2,753	187,755
Georg Fischer	163	159,951
Helvetia Holding	418	60,123
Idorsia *	3,114	99,707
Landis+Gyr Group	805	73,629
Logitech International	5,287	236,889
Novartis	972	91,657
OC Oerlikon	11,211	119,363
SFS Group	520	48,493
Siegfried Holding	253	116,977
SIG Combibloc Group	4,694	74,196

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Switzerland — continued
Sonova Holding	199	$49,817
Stadler Rail *	838	40,015
Sunrise Communications Group	1,567	129,412
Tecan Group	598	168,902
VAT Group	1,161	174,959
Vontobel Holding	881	61,354
		3,246,958
Taiwan — 0.2%
Advantech	21,000	201,017
CTBC Financial Holding	208,000	150,903
		351,920
United Kingdom — 5.5%
Aggreko	9,190	93,311
Anglo American	7,433	193,790
Ascential	19,110	92,153
Ashmore Group	12,720	91,012
Assura ‡	83,380	85,861
AstraZeneca	11	1,075
Auto Trader Group	9,939	73,646
Avast	19,060	106,783
Aviva	203	1,067
B&M European Value Retail	27,980	134,283
Balfour Beatty	27,460	95,988
Beazley	15,820	113,196
Bellway	3,680	193,703
BHP Group	15,141	328,902
Big Yellow Group ‡	5,720	88,799
Bodycote	8,010	90,322
Brewin Dolphin Holdings	16,470	78,444
Britvic	9,790	119,413
Capita	50,690	97,377
Capital & Counties Properties ‡	25,520	81,829
Centamin	33,240	59,885
Cineworld Group	33,530	78,395
Close Brothers Group	5,090	95,192
ConvaTec Group	45,040	123,254
Countryside Properties	15,610	100,685

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United Kingdom — continued
Cranswick	2,330	$110,099
Dechra Pharmaceuticals	3,760	141,386
Derwent London ‡	3,130	169,563
Direct Line Insurance Group	38,840	173,287
Dixons Carphone	39,090	69,724
Domino's Pizza Group	18,650	75,696
Drax Group	16,340	58,648
easyJet	6,740	123,496
Electrocomponents	16,070	140,405
Energean Oil & Gas *	4,980	50,503
Essentra	11,760	65,067
Evraz	3,641	16,940
Experian	9,246	321,183
Firstgroup *	41,210	67,369
Future	3,270	55,362
G4S	51,200	131,633
Games Workshop Group	1,010	88,425
Glanbia	14,078	165,314
GlaxoSmithKline	8,658	203,177
Glencore	77,722	226,965
Grainger	25,280	98,873
Great Portland Estates ‡	9,510	117,046
Greencore Group	16,970	54,958
Greggs	3,390	100,880
GVC Holdings	16,760	193,979
Hammerson ‡	23,250	71,643
HomeServe	9,700	164,143
Howden Joinery Group	17,570	159,891
IG Group Holdings	10,530	92,311
IMI	9,510	138,318
Inchcape	15,800	136,935
Intermediate Capital Group	8,050	185,183
Investec	21,290	117,520
IWG	22,670	132,230
J D Wetherspoon	4,610	94,356
John Wood Group	27,240	135,576
Jupiter Fund Management	14,730	74,781
KAZ Minerals	8,700	50,129

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United Kingdom — continued
Lancashire Holdings	7,550	$74,650
LondonMetric Property ‡	34,290	103,150
Man Group	45,960	93,330
Marks & Spencer Group	59,820	138,577
Marshalls	8,340	86,947
Mediclinic International	13,270	64,581
Micro Focus International	10,330	139,674
Mitchells & Butlers	11,760	62,232
Moneysupermarket.com Group	24,850	106,671
National Express Group	14,110	83,091
Network International Holdings *	12,350	99,038
Paragon Banking Group	9,970	66,774
Pennon Group	13,940	204,050
Pets at Home Group	16,350	60,632
Playtech	12,760	58,086
Polypipe Group	8,850	62,945
Primary Health Properties ‡	51,150	106,222
QinetiQ Group	24,270	112,721
Quilter	57,880	129,716
Redrow	8,410	88,560
Renishaw	1,410	73,815
Rio Tinto	8,099	434,109
Rotork	34,850	139,436
Royal Mail	26,620	69,410
Savills	5,060	82,931
Shaftesbury ‡	8,140	96,467
Signature Aviation	30,514	117,458
Softcat	5,430	82,657
Spectris	4,150	144,318
Spirent Communications	27,180	79,716
SSP Group	16,910	143,414
TalkTalk Telecom Group	47,080	73,436
Tate & Lyle	15,660	163,432
Taylor Wimpey	432	1,226
TP ICAP	16,830	88,037
Trainline *	17,070	106,232
Travis Perkins	7,770	158,791
Tritax Big Box ‡	61,430	113,311

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United Kingdom — continued
Tullow Oil	41,470	$27,743
UDG Healthcare	8,700	86,024
Ultra Electronics Holdings	2,870	85,574
UNITE Group ‡	10,020	168,187
Victrex	3,530	103,041
Virgin Money UK	38,990	84,438
Vistry Group	4,910	89,524
Weir Group	8,280	146,500
WH Smith	3,930	123,943
William Hill	32,910	75,063
Wizz Air Holdings *	1,920	106,155
		12,397,394
United States — 43.4%
Communication Services — 3.6%
Activision Blizzard	1,830	107,018
Alphabet, Cl A *	754	1,080,316
Alphabet, Cl C *	878	1,259,254
AT&T	19,907	748,901
CenturyLink	700	9,562
Charter Communications, Cl A *	480	248,381
Cogent Communications Holdings	906	64,263
Comcast, Cl A	11,763	508,044
Discovery *	2,390	69,932
Discovery, Cl C *	11,224	311,690
Electronic Arts *	841	90,761
EW Scripps, Cl A	2,125	25,798
Facebook, Cl A *	6,316	1,275,264
Fox	102	3,706
Iridium Communications *	2,190	55,954
Netflix *	1,088	375,458
Omnicom Group	675	50,834
Scholastic	1,142	37,629
Shenandoah Telecommunications	1,116	45,031
SINA *	7,184	278,308
Spok Holdings	2,965	31,488
Take-Two Interactive Software *	124	15,455
T-Mobile US *	1,005	79,586

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Communication Services — continued
Twitter *	1,740	$56,515
Verizon Communications	11,052	656,931
ViacomCBS, Cl B	30	1,024
Vonage Holdings *	5,375	47,676
Walt Disney	4,448	615,203
		8,149,982
Consumer Discretionary — 4.3%
Abercrombie & Fitch, Cl A	2,208	36,123
Advance Auto Parts	10	1,317
Amazon.com *	1,220	2,450,638
American Axle & Manufacturing Holdings *	3,490	32,248
Aptiv	690	58,505
Asbury Automotive Group *	478	46,103
AutoZone *	80	84,637
Best Buy	129	10,925
Big Lots	1,193	32,282
BJ's Restaurants	814	32,381
Bloomin' Brands	2,128	44,199
Booking Holdings *	128	234,310
Boot Barn Holdings *	843	35,381
BorgWarner	108	3,703
Caleres	1,660	29,133
Callaway Golf	2,419	51,815
Carnival	1,100	47,883
Cavco Industries *	207	46,372
Century Communities *	1,162	34,477
Children's Place	537	32,043
Chipotle Mexican Grill, Cl A *	71	61,540
Cooper Tire & Rubber	1,502	39,788
Core-Mark Holding	1,299	30,449
Crocs *	1,604	60,808
Darden Restaurants	139	16,184
Dave & Buster's Entertainment	895	39,523
Designer Brands, Cl A	2,266	32,268
Dine Brands Global	441	37,595
Dollar General	690	105,853

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Discretionary — continued
Dollar Tree *	689	$59,991
Dorman Products *	698	48,720
DR Horton	158	9,354
eBay	11,930	400,371
Expedia Group	95	10,303
Ford Motor	11,567	102,021
Fox Factory Holding *	912	60,028
General Motors	3,811	127,249
Genesco *	694	27,288
Gentherm *	1,107	51,044
G-III Apparel Group *	1,252	34,067
Group 1 Automotive	450	45,346
Guess?	1,528	32,531
Hanesbrands	155	2,133
Hilton Worldwide Holdings	824	88,827
Home Depot	3,266	744,975
Installed Building Products *	495	36,694
iRobot *	739	34,770
Kontoor Brands	1,127	42,984
Las Vegas Sands	1,024	66,877
La-Z-Boy, Cl Z	1,278	39,158
LCI Industries	581	62,731
LGI Homes *	456	36,361
Lithia Motors, Cl A	521	70,668
LKQ *	278	9,086
Lowe's	2,110	245,266
Lululemon Athletica *	300	71,817
M/I Homes *	853	37,865
Marriott International, Cl A	730	102,244
McDonald's	2,115	452,547
MDC Holdings	1,074	45,258
MercadoLibre *	110	72,930
Meritage Homes *	808	57,336
Monro	778	48,781
Newell Brands	180	3,515
NIKE, Cl B	3,437	330,983
Norwegian Cruise Line Holdings *	219	11,793

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Discretionary — continued
Office Depot	15,889	$35,274
O'Reilly Automotive *	251	101,931
Oxford Industries	473	32,826
Perdoceo Education *	2,000	35,560
PulteGroup	466	20,807
Rent-A-Center, Cl A	1,446	42,122
Ross Stores	1,028	115,331
Royal Caribbean Cruises	470	55,028
Ruth's Hospitality Group	1,478	30,299
ServiceMaster Global Holdings *	58	2,091
Shake Shack, Cl A *	771	52,004
Signet Jewelers	1,542	37,486
Sleep Number *	742	38,280
Stamps.com *	449	33,446
Starbucks	3,621	307,169
Steven Madden	1,705	65,745
Strategic Education	495	80,334
Target	1,540	170,540
Tesla *	350	227,699
TJX	3,240	191,290
TopBuild *	703	80,500
VF	910	75,503
Whirlpool	45	6,578
Wingstop	694	64,382
Winnebago Industries	896	49,065
Wolverine World Wide	1,899	59,951
Yum! Brands	820	86,731
		9,590,367
Consumer Staples — 0.5%
Altria Group	893	42,444
Andersons	1,333	30,153
B&G Foods	2,049	32,907
Calavo Growers	438	33,555
Cal-Maine Foods	846	30,194
Central Garden & Pet, Cl A *	1,453	43,532
Chefs' Warehouse *	896	32,614

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Staples — continued
Church & Dwight	212	$15,735
Clorox	345	54,272
Coca-Cola	534	31,186
Coca-Cola Consolidated	118	31,956
Colgate-Palmolive	321	23,683
Costco Wholesale	93	28,413
Coty, Cl A	94	964
Darling Ingredients *	3,770	102,280
Estee Lauder, Cl A	23	4,489
Fresh Del Monte Produce	940	29,497
General Mills	209	10,914
Hershey	84	13,034
J&J Snack Foods	308	51,079
Kellogg	68	4,638
Kimberly-Clark	312	44,691
Medifast	327	31,598
Molson Coors Beverage, Cl B	64	3,557
Mondelez International, Cl A	107	6,140
Monster Beverage *	114	7,592
PepsiCo	158	22,439
Philip Morris International	245	20,262
PriceSmart	583	35,715
Procter & Gamble	324	40,377
Sysco	149	12,239
Tyson Foods, Cl A	49	4,049
Universal	629	33,431
USANA Health Sciences *	410	25,297
Vector Group	2,749	36,122
Walmart	174	19,921
WD-40	276	51,562
		1,042,531
Energy — 1.4%
Apache	1,480	40,611
Archrock	3,543	29,584
Baker Hughes, Cl A	1,550	33,573
Cabot Oil & Gas	2,080	29,307

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Energy — continued
Callon Petroleum *	12,491	$37,473
Chevron	4,883	523,165
Concho Resources	540	40,921
ConocoPhillips	8,105	481,680
Devon Energy	1,510	32,797
Dril-Quip *	986	40,327
EOG Resources	1,130	82,388
Exxon Mobil	10,528	654,000
Halliburton	2,220	48,418
Helix Energy Solutions Group *	4,368	36,429
Helmerich & Payne	219	8,881
Hess	680	38,468
HollyFrontier	762	34,229
Marathon Oil	114	1,296
Marathon Petroleum	1,531	83,440
Matrix Service *	1,454	29,255
Nabors Industries	11,720	24,260
Newpark Resources *	5,943	29,715
Noble Energy	1,735	34,301
Oasis Petroleum *	10,268	23,103
Occidental Petroleum	1,970	78,248
Oceaneering International *	3,010	37,354
Oil States International *	2,023	21,808
PDC Energy *	2,644	57,084
Phillips 66	1,283	117,228
Pioneer Natural Resources	320	43,200
QEP Resources	8,818	27,953
Range Resources	7,963	23,889
Renewable Energy Group *	1,231	32,351
Schlumberger	3,339	111,890
SEACOR Holdings *	951	35,748
SM Energy	3,337	30,634
Southwestern Energy *	17,844	28,015
TechnipFMC	1,580	26,086
Valaris, Cl A	5,981	30,563
Valero Energy	843	71,073

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Energy — continued
Williams	386	$7,986
		3,198,731
Financials — 7.9%
Aflac	659	33,985
Allstate	2,904	344,240
Ambac Financial Group *	1,707	36,581
American Equity Investment Life Holding	2,274	60,056
American Express	156	20,260
American International Group	12	603
Ameriprise Financial	107	17,699
Ameris Bancorp	1,514	60,848
Aon	24	5,286
Apollo Commercial Real Estate Finance ‡	2,289	41,843
Associated Banc-Corp	61	1,216
Axos Financial *	1,425	40,142
Banc of California	2,392	38,176
BancorpSouth Bank	39	1,114
Bank of America	67,218	2,206,767
Bank of Hawaii	3,136	280,986
Bank of New York Mellon	6,834	306,026
Banner	926	47,735
Berkshire Hathaway, Cl B *	532	119,397
Blucora *	1,482	33,419
Boston Private Financial Holdings	4,594	52,372
Brookline Bancorp	2,325	35,340
Cadence BanCorp, Cl A	3,245	50,719
Capstead Mortgage ‡	6,318	51,934
Cathay General Bancorp	35	1,262
Central Pacific Financial	2,311	64,084
Charles Schwab	339	15,441
Citigroup	15,199	1,130,958
Citizens Financial Group	7,292	271,846
City Holding	20	1,514
Columbia Banking System	1,441	55,767
Comerica	3,567	218,158
Community Bank System	885	58,649

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Cullen	461	$41,103
Customers Bancorp *	2,159	46,159
CVB Financial	2,409	50,035
Dime Community Bancshares	2,077	40,315
Discover Financial Services	129	9,692
E*TRADE Financial	144	6,137
Eagle Bancorp	936	40,903
East West Bancorp	2,331	106,853
eHealth *	488	51,318
Employers Holdings	1,036	44,185
Encore Capital Group *	916	31,098
Erie Indemnity, Cl A	53	8,824
FactSet Research Systems	68	19,455
FGL Holdings	3,539	34,151
Fidelity National Financial	3,773	183,934
Fifth Third Bancorp	23,226	660,780
First BanCorp	5,380	49,873
First Commonwealth Financial	4,542	61,408
First Financial Bancorp	2,230	53,609
First Midwest Bancorp	2,528	50,408
First Republic Bank	2,215	245,599
Flagstar Bancorp	33	1,163
Franklin Resources	327	8,273
Fulton Financial	72	1,186
Glacier Bancorp	1,326	56,183
Goldman Sachs Group	1,307	310,739
Granite Point Mortgage Trust ‡	2,570	47,005
Great Western Bancorp	1,440	42,552
Hancock Whitney	28	1,113
Hanmi Financial	3,047	51,251
Hartford Financial Services Group	709	42,030
Home BancShares	62	1,185
HomeStreet	210	6,743
Hope Bancorp	3,451	47,986
Horace Mann Educators	993	42,709
Independent Bank	654	47,219
Intercontinental Exchange	115	11,470

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
International Bancshares	24	$946
Invesco Mortgage Capital ‡	2,960	51,770
James River Group Holdings	983	42,210
JPMorgan Chase	20,416	2,702,262
Kinsale Capital Group	440	50,257
LendingTree *	9	2,801
LPL Financial Holdings	2,459	226,548
M&T Bank	2,602	438,489
MarketAxess Holdings	55	19,480
MetLife	214	10,638
Moody's	55	14,123
Morgan Stanley	7,408	387,142
MSCI, Cl A	40	11,432
National Bank Holdings, Cl A	1,652	53,855
NBT Bancorp	1,030	38,924
New York Mortgage Trust ‡	8,099	51,429
NMI Holdings, Cl A *	1,635	52,189
Northern Trust	3,316	324,338
Northfield Bancorp	3,993	63,449
Northwest Bancshares	816	12,832
OFG Bancorp	2,017	39,755
Old National Bancorp	3,163	56,649
Opus Bank	56	1,492
Pacific Premier Bancorp	1,510	44,998
PacWest Bancorp	62	2,173
PennyMac Mortgage Investment Trust ‡	2,011	46,756
Pinnacle Financial Partners	2,904	171,510
Piper Sandler	569	46,903
PNC Financial Services Group	1,327	197,126
PRA Group *	1,246	44,059
ProAssurance	1,235	37,507
Progressive	107	8,634
Prosperity Bancshares	4,547	319,199
Provident Financial Services	3,103	70,779
Raymond James Financial	10	914
Redwood Trust ‡	2,757	48,606
Regions Financial	16,110	250,833

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
S&P Global	53	$15,568
S&T Bancorp	1,681	63,189
ServisFirst Bancshares	1,176	43,218
Signature Bank NY	9	1,277
Simmons First National, Cl A	2,510	60,190
Southside Bancshares	1,802	63,214
State Street	1,729	130,764
Sterling Bancorp	165	3,300
Stewart Information Services	943	39,370
SVB Financial Group *	625	150,206
Synchrony Financial	172	5,574
T Rowe Price Group	306	40,860
Tompkins Financial	63	5,424
Truist Financial	10,325	532,460
TrustCo Bank NY	7,464	59,190
Trustmark	36	1,151
UMB Financial	17	1,130
Umpqua Holdings	986	16,663
United Bankshares	33	1,132
United Community Banks	1,573	43,918
United Fire Group	850	37,621
Universal Insurance Holdings	1,175	28,599
US Bancorp	14,029	746,623
Valley National Bancorp	1,164	12,257
Veritex Holdings	1,932	54,714
Virtus Investment Partners	302	37,155
Waddell & Reed Financial, Cl A	2,694	43,050
Walker & Dunlop	903	59,932
Washington Federal	709	24,106
Wells Fargo	22,821	1,071,218
Westamerica Bancorporation	548	34,721
Wintrust Financial	21	1,329
		17,631,199
Health Care — 1.8%
Abbott Laboratories	471	41,043
AbbVie	234	18,959

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Health Care — continued
Addus HomeCare *	390	$36,793
Alexion Pharmaceuticals *	2,565	254,935
Align Technology *	48	12,341
AmerisourceBergen, Cl A	124	10,609
Amgen	117	25,278
AMN Healthcare Services *	1,070	72,097
Amphastar Pharmaceuticals *	1,517	28,686
Anthem	94	24,936
Baxter International	110	9,814
Biogen *	438	117,756
BioTelemetry *	926	45,300
Bristol-Myers Squibb	2,885	181,611
Cardinal Health	115	5,889
Cardiovascular Systems *	943	42,803
Centene *	54	3,392
Cerner	236	16,952
CONMED	641	65,177
Cooper	55	19,079
Corcept Therapeutics *	2,832	35,881
Covetrus *	2,595	31,918
CryoLife *	1,368	40,684
CVS Health	403	27,332
Edwards Lifesciences *	102	22,426
Eli Lilly	9	1,257
Emergent BioSolutions *	1,099	60,544
Enanta Pharmaceuticals *	555	28,605
Endo International *	5,688	32,251
Ensign Group	1,215	54,918
Gilead Sciences	295	18,644
Hanger *	1,099	26,849
HCA Healthcare	15	2,082
Henry Schein *	237	16,339
HMS Holdings *	2,107	57,563
Hologic *	145	7,760
Humana *	25	8,406
IDEXX Laboratories *	18	4,878
Illumina *	28	8,122

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Health Care — continued
Incyte *	149	$10,887
Innoviva *	2,034	28,079
Integer Holdings *	789	67,381
Jazz Pharmaceuticals *	153	21,933
Johnson & Johnson	623	92,746
LHC Group *	659	96,049
Luminex	1,880	42,648
Magellan Health *	561	41,071
McKesson	12	1,711
Medpace Holdings *	678	58,003
Medtronic	295	34,055
Merck	4,843	413,786
Merit Medical Systems *	1,428	52,008
Mesa Laboratories	143	37,529
Mettler-Toledo International *	12	9,086
Momenta Pharmaceuticals *	2,781	80,705
Myriad Genetics *	1,890	52,259
Natus Medical *	1,080	33,793
Neogen *	1,240	83,415
NeoGenomics *	2,435	78,480
NextGen Healthcare *	2,101	29,120
Omnicell *	1,023	83,149
Orthofix Medical *	843	36,468
Pacira BioSciences *	1,103	47,672
Pfizer	895	33,330
REGENXBIO *	871	37,915
Select Medical Holdings *	2,516	57,465
Supernus Pharmaceuticals *	1,606	36,729
Tabula Rasa HealthCare *	663	38,500
Tactile Systems Technology *	568	31,916
Teleflex	24	8,916
Thermo Fisher Scientific	2	626
Tivity Health *	1,317	28,506
UnitedHealth Group	174	47,406
Universal Health Services, Cl B	62	8,501
US Physical Therapy	347	40,648
Vanda Pharmaceuticals *	2,041	26,023

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Health Care — continued
Varex Imaging *	1,376	$38,046
Veeva Systems, Cl A *	3,539	518,853
Vertex Pharmaceuticals *	15	3,406
Xencor *	1,299	44,088
Zoetis, Cl A	49	6,576
		4,059,392
Industrials — 5.0%
3M	1,630	258,616
AAON	877	45,990
AAR	894	38,067
ABM Industries	1,493	56,943
AECOM *	7,223	348,365
Aegion, Cl A *	1,826	38,163
Aerojet Rocketdyne Holdings *	1,611	83,885
AeroVironment *	574	38,234
Albany International, Cl A	693	48,351
Allegiant Travel, Cl A	259	43,522
Allegion	70	9,052
Allison Transmission Holdings	3,174	140,291
American Woodmark *	390	42,764
AMETEK	610	59,262
Apogee Enterprises	1,109	35,288
Applied Industrial Technologies	930	60,050
Arconic	644	19,288
Arcosa	1,046	45,763
Astec Industries	955	39,384
AZZ	872	35,979
Barnes Group	1,043	65,886
Boeing	1,400	445,578
Brady, Cl A	1,046	57,917
Caterpillar	1,661	218,172
CH Robinson Worldwide	1,057	76,337
Chart Industries *	894	57,198
Cintas	373	104,056
CIRCOR International *	802	33,307
Comfort Systems USA	879	40,786

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
CoStar Group *	100	$65,299
CSX	2,510	191,613
Cubic	820	53,538
Cummins	553	88,463
Deere	800	126,864
Delta Air Lines	286	15,942
Dover	10	1,139
Eaton	1,130	106,751
Echo Global Logistics *	1,577	30,562
Emerson Electric	1,620	116,041
Encore Wire	622	33,781
Enerpac Tool Group, Cl A	1,820	42,060
EnPro Industries	661	38,629
ESCO Technologies	585	56,137
Exponent	1,136	82,667
Fastenal	1,510	52,669
Federal Signal	1,518	48,819
FedEx	660	95,462
Fortive	810	60,693
Forward Air	721	47,189
Franklin Electric	820	47,306
General Dynamics	788	138,247
General Electric	25,446	316,803
Gibraltar Industries *	858	46,778
GMS *	1,243	33,213
Granite Construction	1,342	36,408
Greenbrier	1,172	28,234
Harsco *	2,130	31,737
Hawaiian Holdings	1,289	35,937
HEICO, Cl A	1,322	127,110
Hillenbrand	1,797	52,167
Honeywell International	5,117	886,367
Hub Group, Cl A *	899	47,530
Huntington Ingalls Industries	22	5,742
IHS Markit	1,255	98,969
Illinois Tool Works	890	155,732
Ingersoll-Rand	640	85,267

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Interface, Cl A	1,805	$29,024
Jacobs Engineering Group	137	12,677
John Bean Technologies	700	79,093
Johnson Controls International	2,649	104,503
Kaman	635	39,192
Kansas City Southern	15	2,530
Korn Ferry	1,332	54,585
L3Harris Technologies	2,637	583,647
Landstar System	1,465	162,249
Lockheed Martin	746	319,378
Masco	164	7,793
Matson	1,149	41,375
Matthews International, Cl A	991	36,984
Meritor *	1,982	43,426
Mobile Mini	1,118	46,665
Moog, Cl A	714	63,982
Mueller Industries	1,472	42,938
Norfolk Southern	718	149,495
Northrop Grumman	469	175,673
PACCAR	890	66,047
Parker-Hannifin	368	72,014
Patrick Industries	663	34,396
PGT Innovations *	2,287	35,449
Proto Labs *	637	65,930
Quanex Building Products	2,007	35,564
Raven Industries	1,206	37,820
Raytheon	730	161,286
Republic Services, Cl A	741	70,432
Rockwell Automation	1,740	333,488
Roper Technologies	280	106,865
Saia *	608	52,957
Simpson Manufacturing	824	68,120
SkyWest	1,041	57,432
Snap-on	72	11,493
Southwest Airlines	1,983	109,025
SPX *	1,050	51,524
SPX FLOW *	1,065	46,583

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Standex International	567	$41,442
Stanley Black & Decker	420	66,919
Tennant	547	42,239
TransDigm Group	130	83,626
Triumph Group	1,428	29,174
TrueBlue *	1,525	33,413
UniFirst	323	65,869
Union Pacific	1,862	334,080
United Airlines Holdings *	73	5,460
United Parcel Service, Cl B	1,951	201,968
United Technologies	2,170	325,934
Universal Forest Products	1,440	68,976
Verisk Analytics, Cl A	451	73,274
Viad	717	46,605
Vicor *	568	28,428
Wabash National	2,640	30,624
Waste Connections	710	68,380
Waste Management	1,140	138,738
Watts Water Technologies, Cl A	553	55,140
		11,266,282
Information Technology — 15.8%
3D Systems *	3,466	37,745
8x8 *	2,578	48,002
Accenture, Cl A	3,007	617,066
Adobe *	1,192	418,559
Advanced Energy Industries *	866	60,568
Advanced Micro Devices *	2,453	115,291
Akamai Technologies *	136	12,696
Alarm.com Holdings *	946	41,558
Amphenol, Cl A	700	69,629
Analog Devices	2,684	294,569
Anixter International *	671	65,490
Apple	14,101	4,364,401
Applied Materials	2,621	151,992
Arista Networks *	1,028	229,593
Autodesk *	1,426	280,708

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
Automatic Data Processing	1,169	$200,355
Badger Meter	664	39,216
Benchmark Electronics	1,128	34,720
Booz Allen Hamilton Holding, Cl A	2,852	222,570
Bottomline Technologies *	991	53,118
Broadcom	2,043	623,442
Brooks Automation	1,649	62,794
Cardtronics *	915	41,175
CDK Global	4,064	218,155
CDW	1,970	256,986
CEVA *	1,034	28,280
Check Point Software Technologies *	2,336	267,028
Cisco Systems	22,847	1,050,277
Cognex	3,743	190,781
Cognizant Technology Solutions, Cl A	5,711	350,541
Cohu	1,354	30,289
Comtech Telecommunications	830	23,995
Corning	2,010	53,647
CSG Systems International	803	40,005
CTS	1,132	33,179
Diebold Nixdorf *	2,347	27,014
Diodes *	932	48,128
DXC Technology	6,287	200,430
ePlus *	404	32,207
EVERTEC	1,353	45,420
ExlService Holdings *	743	54,321
Extreme Networks *	3,993	23,559
F5 Networks *	1,578	192,705
Fabrinet *	854	53,836
FARO Technologies *	658	33,992
Fidelity National Information Services	1,510	216,927
Fiserv *	1,440	170,798
FleetCor Technologies *	1,359	428,398
FLIR Systems	828	42,675
FormFactor *	1,838	46,520
Fortinet *	4,011	462,709
Global Payments	715	139,747

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
GoDaddy, Cl A *	3,733	$250,895
Guidewire Software *	3,456	388,800
Hewlett Packard Enterprise	3,456	48,142
HP	3,623	77,242
Ichor Holdings *	836	27,914
Insight Enterprises *	836	55,067
Intel	13,128	839,273
International Business Machines	6,013	864,249
Intuit	910	255,146
IPG Photonics *	332	42,386
Itron *	796	65,073
Juniper Networks	8,383	192,306
KEMET	1,516	39,477
Keysight Technologies *	258	23,991
KLA	380	62,981
Knowles *	2,095	41,334
Kulicke & Soffa Industries	1,765	45,696
Lam Research	434	129,423
Leidos Holdings	2,600	261,222
LivePerson *	1,504	61,679
LogMeIn	3,060	263,068
ManTech International, Cl A	674	54,109
Marvell Technology Group	2,468	59,331
Mastercard, Cl A	2,472	781,004
Maxim Integrated Products	2,514	151,142
MaxLinear, Cl A *	1,729	33,698
Methode Electronics	1,066	34,911
Microchip Technology	4,098	399,473
Micron Technology *	2,778	147,484
Microsoft	23,848	4,059,645
MicroStrategy, Cl A *	302	45,913
Motorola Solutions	400	70,800
MTS Systems	682	34,571
National Instruments	844	37,668
NIC	1,939	38,256
NortonLifeLock	13,647	387,848
NVIDIA	2,916	689,430

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
NXP Semiconductors	4,569	$579,623
ON Semiconductor *	2,361	54,657
Onto Innovation *	1,307	49,588
Oracle	6,976	365,891
OSI Systems *	395	34,183
Palo Alto Networks *	1,982	465,334
Paychex	770	66,043
PayPal Holdings *	2,988	340,303
Perficient *	926	46,022
Perspecta	3,980	111,719
Photronics *	2,242	28,653
Plantronics	1,011	29,036
Plexus *	638	45,375
Power Integrations	620	60,555
Progress Software	1,203	54,291
PTC *	655	54,444
Qorvo *	64	6,775
QUALCOMM	7,465	636,839
Qualys *	771	66,106
Rambus *	3,161	50,165
Rogers *	437	51,457
salesforce.com *	8,845	1,612,532
Sanmina *	1,605	51,103
ServiceNow *	3,528	1,193,275
Shopify, Cl A *	1,241	577,884
Splunk *	1,911	296,702
SPS Commerce *	895	50,863
Square, Cl A *	790	59,005
Sykes Enterprises *	1,193	40,073
Synopsys *	390	57,529
TE Connectivity	830	76,509
Teradyne	1,959	129,274
Texas Instruments	5,658	682,638
TiVo	4,648	33,837
Trimble *	1,356	57,657
TTM Technologies *	2,597	37,371
Tyler Technologies *	993	321,414

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
Ultra Clean Holdings *	1,228	$28,256
VeriSign *	290	60,361
Viavi Solutions *	5,119	72,178
Virtusa *	896	37,309
Visa, Cl A	4,833	961,622
VMware, Cl A *	4,951	733,045
Workday, Cl A *	3,967	732,427
Xerox Holdings	59	2,099
Xilinx	2,687	226,998
Xperi	1,685	27,112
Zebra Technologies, Cl A *	604	144,368
		35,408,953
Materials — 1.3%
Air Products & Chemicals	740	176,645
AK Steel Holding *	10,257	28,309
Axalta Coating Systems *	5,595	161,192
Balchem	745	80,475
Ball	1,381	99,681
Boise Cascade	1,050	38,010
Celanese, Cl A	96	9,936
CF Industries Holdings	286	11,520
Cleveland-Cliffs	6,478	45,476
Constellium, Cl A *	2,826	32,103
Corteva	2,599	75,163
Dow	2,916	134,340
DuPont de Nemours	2,570	131,533
Ecolab	900	176,499
Ferro *	2,495	34,132
Freeport-McMoRan	10,402	115,462
GCP Applied Technologies *	1,616	35,908
HB Fuller	1,192	55,082
Innophos Holdings	1,109	35,444
Innospec	559	56,308
Kaiser Aluminum	416	41,662
Linde	1,820	369,697
Livent *	4,806	45,225

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Materials — continued
LyondellBasell Industries, Cl A	873	$67,972
Martin Marietta Materials	93	24,533
Materion	698	37,901
Neenah	541	36,052
Newmont	2,650	119,409
Nucor	2,221	105,475
PPG Industries	780	93,475
Quaker Chemical	308	51,134
Reliance Steel & Aluminum	1,118	128,346
Schweitzer-Mauduit International	922	32,298
Sealed Air	67	2,379
Sherwin-Williams	270	150,387
Steel Dynamics	1,573	47,001
Stepan	468	46,168
Trinseo	1,066	30,616
Warrior Met Coal	1,744	32,892
		2,995,840
Real Estate — 1.6%
Acadia Realty Trust ‡	2,037	50,558
Agree Realty ‡	815	61,883
American Assets Trust ‡	993	45,241
American Homes 4 Rent, Cl A	1,262	34,490
American Tower ‡	1,563	362,210
AvalonBay Communities ‡	440	95,344
Boston Properties ‡	507	72,678
CareTrust ‡	2,499	55,428
CBRE Group, Cl A *	306	18,681
Chatham Lodging Trust ‡	2,918	47,709
Crown Castle International ‡	1,320	197,789
DiamondRock Hospitality ‡	5,195	50,236
Digital Realty Trust ‡	650	79,944
Easterly Government Properties ‡	1,943	47,040
Equinix ‡	260	153,330
Equity Residential ‡	1,180	98,034
Essential Properties Realty Trust ‡	2,059	56,849
Essex Property Trust ‡	190	58,854

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Real Estate — continued
Extra Space Storage ‡	84	$9,297
Four Corners Property Trust ‡	1,627	49,282
Franklin Street Properties ‡	5,649	42,932
Global Net Lease ‡	2,292	47,513
Hersha Hospitality Trust, Cl A ‡	3,001	38,923
Host Hotels & Resorts ‡	1,774	28,987
Independence Realty Trust ‡	3,242	47,560
Innovative Industrial Properties, Cl A ‡	384	34,368
Kite Realty Group Trust ‡	2,599	44,703
Lexington Realty Trust, Cl B ‡	5,795	64,151
LTC Properties ‡	978	45,144
National Storage Affiliates Trust ‡	1,490	50,884
Office Properties Income Trust ‡	1,523	51,828
Prologis ‡	1,940	180,187
Public Storage ‡	1,146	256,429
RE/MAX Holdings, Cl A	993	38,012
Realogy Holdings	3,243	34,343
Realty Income ‡	1,000	78,410
Retail Opportunity Investments ‡	2,900	48,053
RPT Realty ‡	3,459	48,253
SBA Communications, Cl A ‡	340	84,850
Simon Property Group ‡	1,314	174,959
Summit Hotel Properties ‡	3,957	43,883
Uniti Group ‡	5,328	33,726
Ventas ‡	1,130	65,382
Washington Prime Group ‡	8,376	25,212
Washington Real Estate Investment Trust ‡	1,846	56,192
Welltower ‡	1,270	107,836
Weyerhaeuser ‡	2,330	67,454
Whitestone, Cl B ‡	3,938	51,588
Xenia Hotels & Resorts ‡	2,459	45,959
		3,582,598
Utilities — 0.2%
AES	1,555	30,882
American States Water	693	61,372
Avista	1,414	71,902

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Utilities — continued
California Water Service Group	1,091	$57,343
CenterPoint Energy	431	11,413
El Paso Electric	816	55,561
Evergy	817	58,955
Exelon	566	26,936
Northwest Natural Holding	718	52,687
NRG Energy	336	12,395
Pinnacle West Capital	40	3,908
South Jersey Industries	2,079	64,033
Southern	98	6,899
Vistra Energy	49	1,104
		515,390
		97,441,265
TOTAL COMMON STOCK
(Cost $147,713,332)		165,254,606

ASSET-BACKED SECURITIES — 11.1%
	Face Amount
Automotive — 1.3%
Ally Auto Receivables Trust, Ser 2019-4, Cl A3
Callable 06/15/2023 @ $100
1.840%, 06/17/2024	$550,000	553,193
Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A3
Callable 05/15/2023 @ $100
1.920%, 05/15/2024	400,000	402,928
Carmax Auto Owner Trust, Ser 2019-2, Cl A3
Callable 11/15/2022 @ $100
2.680%, 03/15/2024	435,000	443,248
Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A
2.480%, 09/15/2024	1,000,000	1,022,017
Toyota Auto Receivables Trust, Ser 2019-B, Cl A3
Callable 01/15/2023 @ $100
2.570%, 08/15/2023	600,000	610,695
		3,032,081

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Credit Cards — 1.2%
American Express Credit Account Master Trust, Ser 2017-6, Cl A
2.040%, 05/15/2023	$1,000,000	$1,003,087
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	1,600,000	1,609,279
		2,612,366
Other Asset-Backed Securities — 8.6%
AIMCO CLO, Ser 2018-AA, Cl B
Callable 04/17/2020 @ $100
3.236%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2031 (A)	750,000	738,473
AIMCO CLO, Ser 2018-BA, Cl B
Callable 01/15/2021 @ $100
3.581%, VAR ICE LIBOR USD 3 Month+1.750%, 01/15/2032 (A)	1,350,000	1,348,631
Allegro CLO IX, Ser 2018-3A, Cl A
Callable 10/16/2020 @ $100
3.008%, VAR ICE LIBOR USD 3 Month+1.165%, 10/16/2031 (A)	750,000	749,797
Benefit Street Partners CLO XVII, Ser 2019-17A, Cl B
Callable 07/15/2021 @ $100
3.681%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2032 (A)	300,000	300,123
CBAM, Ser 2018-5A, Cl A
Callable 04/17/2020 @ $100
2.856%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2031 (A)	600,000	600,223
Cedar Funding X CLO, Ser 2019-10A, Cl A
Callable 10/20/2021 @ $100
3.471%, VAR ICE LIBOR USD 3 Month+1.340%, 10/20/2032 (A)	250,000	250,685
Dryden 57 CLO, Ser 2018-57A, Cl C
Callable 05/15/2020 @ $100
3.610%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	608,000	595,487
Dryden 80 CLO, Ser 2019-80A, Cl A1
Callable 01/17/2022 @ $100
3.214%, VAR ICE LIBOR USD 3 Month+1.330%, 01/17/2033 (A)	1,275,000	1,277,961
Elevation CLO, Ser 2018-9A, Cl D
Callable 07/15/2020 @ $100
5.331%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2031 (A)	250,000	249,367

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Greenwood Park CLO, Ser 2018-1A, Cl C
Callable 04/15/2020 @ $100
3.531%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (A)	$250,000	$244,130
Hayfin Kingsland VIII, Ser 2018-8A, Cl B
Callable 04/20/2020 @ $100
3.299%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2031 (A)	1,425,000	1,409,408
Hayfin Kingsland VIII, Ser 2018-8A, Cl C
Callable 04/20/2020 @ $100
3.719%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (A)	750,000	730,340
HPS Loan Management, Ser 2019-19, Cl A1
Callable 07/22/2021 @ $100
3.273%, VAR ICE LIBOR USD 3 Month+1.320%, 07/22/2032 (A)	1,075,000	1,077,918
Madison Park Funding, Ser 2018-30A, Cl C
Callable 04/15/2020 @ $100
3.531%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2029 (A)	275,000	275,148
Mariner CLO, Ser 2018-5A, Cl A
Callable 04/25/2020 @ $100
2.904%, VAR ICE LIBOR USD 3 Month+1.110%, 04/25/2031 (A)	875,000	873,810
Mariner CLO, Ser 2018-5A, Cl C
Callable 04/25/2020 @ $100
3.594%, VAR ICE LIBOR USD 3 Month+1.800%, 04/25/2031 (A)	415,000	401,721
Mariner CLO, Ser 2018-6A, Cl C
Callable 07/28/2020 @ $100
3.745%, VAR ICE LIBOR USD 3 Month+1.950%, 07/28/2031 (A)	725,000	707,761
Neuberger Berman CLO, Ser 2013-14A, Cl AR2
2.645%, 01/28/2030	1,000,000	1,000,000
OHA Credit Funding 3, Ser 2019-3A, Cl B1
Callable 07/20/2021 @ $100
3.619%, VAR ICE LIBOR USD 3 Month+1.800%, 07/20/2032 (A)	1,000,000	1,002,344
OHA Loan Funding CLO, Ser 2016-1A, Cl B16
3.333%, 01/20/2033	1,000,000	1,000,000
Rockford Tower CLO, Ser 2019-2A, Cl B
Callable 08/20/2021 @ $100
4.171%, VAR ICE LIBOR USD 3 Month+1.930%, 08/20/2032 (A)	1,025,000	1,030,490
TCW CLO, Ser 2019-1A, Cl B
3.910%, 02/15/2029	950,000	949,093

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount(1)		Value
TICP CLO XIV, Ser 2019-14A, Cl A1A
Callable 10/20/2021 @ $100
3.461%, VAR ICE LIBOR USD 3 Month+1.340%, 10/20/2032 (A)		1,500,000	$1,504,087
Voya CLO, Ser 2018-1A, Cl B
Callable 04/19/2020 @ $100
3.619%, VAR ICE LIBOR USD 3 Month+1.800%, 04/19/2031 (A)		450,000	443,688
Voya CLO, Ser 2019-4A, Cl D
Callable 01/15/2021 @ $100
5.431%, VAR ICE LIBOR USD 3 Month+3.600%, 01/15/2032 (A)		500,000	499,201
			19,259,886

TOTAL ASSET-BACKED SECURITIES
(Cost $24,894,760)			24,904,333

SOVEREIGN DEBT — 2.7%
Australia Government International Bond
3.250%, 04/21/2029	AUD	107,000	86,159
3.000%, 03/21/2047	AUD	85,000	75,233
2.750%, 11/21/2028	AUD	150,000	115,804
2.250%, 05/21/2028	AUD	95,000	70,393
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/2044	EUR	151,000	272,083
Canadian Government International Bond
2.750%, 06/01/2022	CAD	76,000	59,161
Canadian When Issued Government Bond
2.250%, 02/01/2021	CAD	54,000	41,079
French Republic Government Bond OAT
3.250%, 05/25/2045	EUR	50,000	92,184
2.500%, 05/25/2030	EUR	86,000	121,835
1.000%, 05/25/2027	EUR	190,000	232,003
0.750%, 05/25/2028	EUR	83,000	100,227
Italy Buoni Poliennali Del Tesoro
7.250%, 11/01/2026	EUR	81,000	129,635
6.500%, 11/01/2027	EUR	84,000	134,088
5.750%, 02/01/2033	EUR	20,000	34,190
5.250%, 11/01/2029	EUR	15,000	23,395
5.000%, 03/01/2025(A)	EUR	161,000	220,501
3.750%, 09/01/2024	EUR	65,000	83,473
2.500%, 11/15/2025	EUR	49,000	60,741
Japan Government Five Year Bond
0.100%, 09/20/2023	JPY	12,900,000	120,235
0.100%, 12/20/2023	JPY	13,600,000	126,855
Japan Government Ten Year Bond
1.100%, 12/20/2021	JPY	20,400,000	192,683

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
1.000%, 03/20/2022	JPY	27,400,000	$259,075
0.900%, 03/20/2022	JPY	18,100,000	170,787
0.800%, 06/20/2022	JPY	27,500,000	259,587
0.800%, 09/20/2022	JPY	27,400,000	259,301
Japan Government Thirty Year Bond
2.900%, 11/20/2030	JPY	4,400,000	53,494
2.500%, 09/20/2036	JPY	1,200,000	15,333
2.300%, 06/20/2035	JPY	4,000,000	49,189
2.300%, 12/20/2036	JPY	7,100,000	88,812
2.300%, 03/20/2039	JPY	5,300,000	67,842
2.200%, 03/20/2041	JPY	9,600,000	123,901
1.400%, 12/20/2032	JPY	3,000,000	32,526
Japan Government Twenty Year Bond
2.100%, 12/20/2024	JPY	4,800,000	49,227
2.000%, 03/20/2025	JPY	5,300,000	54,380
2.000%, 06/20/2025	JPY	4,500,000	46,402
1.000%, 12/20/2035	JPY	1,500,000	15,724
0.700%, 03/20/2037	JPY	5,000,000	50,288
0.600%, 06/20/2037	JPY	10,300,000	101,885
0.600%, 09/20/2037	JPY	7,600,000	75,236
0.600%, 12/20/2037	JPY	4,800,000	47,503
0.500%, 12/20/2038	JPY	6,700,000	65,053
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/2027(A)	EUR	60,000	86,287
4.100%, 04/15/2037(A)	EUR	52,000	89,029
4.100%, 02/15/2045(A)	EUR	18,000	33,270
2.875%, 10/15/2025(A)	EUR	76,000	98,814
2.875%, 07/21/2026(A)	EUR	62,000	81,787
Spain Government International Bond
5.150%, 10/31/2044(A)	EUR	21,000	44,512
4.650%, 07/30/2025(A)	EUR	146,000	204,523
3.800%, 04/30/2024(A)	EUR	129,000	167,694
2.150%, 10/31/2025(A)	EUR	102,000	127,826
1.600%, 04/30/2025(A)	EUR	144,000	174,537
Sweden Government International Bond
3.500%, 03/30/2039	SEK	295,000	48,591
United Kingdom Gilt
4.250%, 03/07/2036	GBP	94,000	187,831
4.250%, 12/07/2046	GBP	100,000	231,865
3.500%, 01/22/2045	GBP	79,000	161,113

TOTAL SOVEREIGN DEBT
(Cost $5,887,527)			6,015,181

EXCHANGE TRADED FUNDS — 2.5%
		Shares
Invesco DB Oil ETF		565,400	5,133,832
iShares Core S&P Small-Capital ETF		1,271	102,290

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

EXCHANGE TRADED FUNDS — continued
	Shares	Value
iShares MSCI ACWI ETF	2,832	$221,207
iShares MSCI Brazil ETF	1,700	74,392
iShares MSCI South Korea ETF	1,621	93,451
SPDR S&P 500 ETF Trust	155	49,868
TOTAL EXCHANGE TRADED FUNDS
(Cost $5,897,203)		5,675,040

CORPORATE OBLIGATIONS — 2.1%
	Face Amount
Communication Services — 0.3%
Bharti Airtel
4.375%, 06/10/2025	$200,000	207,452
Globo Comunicacao e Participacoes
4.875%, 01/22/2030(A)	200,000	204,104
Turkcell Iletisim Hizmetleri
Callable 01/11/2028 @ $100
5.800%, 04/11/2028	200,000	208,000
		619,556
Energy — 0.4%
Ecopetrol
5.875%, 05/28/2045	40,000	48,080
Indika Energy Capital III Pte
Callable 11/09/2021 @ $103
5.875%, 11/09/2024	200,000	187,574
Kosmos Energy
Callable 04/04/2022 @ $104
7.125%, 04/04/2026	200,000	202,250
ReNew Power Synthetic
Callable 03/12/2021 @ $105
6.670%, 03/12/2024	200,000	210,067
Saudi Arabian Oil MTN
3.500%, 04/16/2029	200,000	211,949
		859,920
Financials — 0.5%
Banco de Credito e Inversiones
3.500%, 10/12/2027	200,000	206,189
Banco General
Callable 05/07/2027 @ $100
4.125%, 08/07/2027	200,000	212,240
CBQ Finance MTN
3.250%, 06/13/2021	200,000	201,600
First Abu Dhabi Bank PJSC MTN
3.000%, 03/30/2022	200,000	202,864

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Unifin Financiera
Callable 02/12/2022 @ $104
7.375%, 02/12/2026	$200,000	$210,400
United Overseas Bank MTN
Callable 09/16/2021 @ $100
3.500%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/2026	200,000	203,190
		1,236,483
Health Care — 0.1%
Teva Pharmaceutical Finance Netherlands III BV
Callable 01/15/2024 @ $100
6.000%, 04/15/2024	200,000	202,726

Industrials — 0.1%
China Minmetals
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%,	200,000	202,102

Materials — 0.1%
Novolipetsk Steel Via Steel Funding DAC
4.700%, 05/30/2026	200,000	219,000
Petra Diamonds US Treasury
Callable 03/02/2020 @ $104
7.250%, 05/01/2022	200,000	122,000
Southern Copper
3.875%, 04/23/2025	50,000	53,430
		394,430
Real Estate — 0.2%
Country Garden Holdings
Callable 04/08/2023 @ $104
7.250%, 04/08/2026	200,000	218,617
Yuzhou Properties
Callable 02/26/2022 @ $104
8.500%, 02/26/2024	200,000	205,810
		424,427
Utilities — 0.4%
Centrais Electicas Brasi
3.625%, 02/04/2025	200,000	200,000
Cometa Energia
Callable 01/24/2035 @ $100
6.375%, 04/24/2035	193,800	221,539
Orazul Energy Egenor SCA
Callable 04/28/2022 @ $103
5.625%, 04/28/2027	200,000	207,910

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Termocandelaria Power
Callable 01/30/2023 @ $104
7.875%, 01/30/2029	$200,000	$219,250
		848,699
TOTAL CORPORATE OBLIGATIONS
(Cost $4,766,054)		4,788,343

PREFERRED STOCK — 0.3%
	Shares
South Korea — 0.3%
Hyundai Motor **	601	40,312
LG Household & Health Care **	350	222,346
Samsung Electronics **	11,750	461,996

TOTAL PREFERRED STOCK
(Cost $671,258)		724,654

RIGHTS — 0.0%
	Number of Rights
United States — 0.0%
Schulman † *(B)	1,780	1,353
TOTAL RIGHTS
(Cost $—)		1,353

U.S. TREASURY OBLIGATIONS — 2.7%
	Face Amount
U.S. Treasury Bills
1.786%, 03/26/2020(C) (D)	$2,830,000	2,823,812
1.520%, 06/04/2020(C) (D)	1,938,000	1,928,049
1.515%, 03/05/2020(C) (D)	570,000	569,247
U.S. Treasury Bonds
3.750%, 11/15/2043	32,000	42,602
3.625%, 02/15/2044	45,000	58,881
3.375%, 05/15/2044	36,000	45,419
U.S. Treasury Notes
2.750%, 08/15/2021	39,000	39,794
1.875%, 10/31/2022	52,000	52,780
1.875%, 09/30/2022	30,000	30,441
1.875%, 07/31/2022	38,000	38,514
1.500%, 11/30/2021	100,000	100,258
1.375%, 06/30/2023	95,000	95,200

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value

1.250%, 07/31/2023	$91,000	$90,833
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,889,566)		5,915,830
TOTAL INVESTMENTS — 95.0%
(Cost $195,719,700)		$213,279,340

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	03/18/20	USD	932,163	AUD	1,347,800	$(29,159)
Morgan Stanley	03/18/20	USD	7,177,588	CAD	9,460,400	(29,294)
Morgan Stanley	03/18/20	USD	23,686,227	JPY	2,572,494,300	116,322
Morgan Stanley	03/18/20	EUR	2,335,200	USD	2,617,020	19,576
Morgan Stanley	03/18/20	SEK	466,800	USD	50,109	1,510
Morgan Stanley	03/18/20	CAD	203,500	USD	154,843	1,078
Morgan Stanley	03/18/20	GBP	286,000	USD	382,603	4,459
Morgan Stanley	03/18/20	JPY	267,744,500	USD	2,461,499	(15,863)
Morgan Stanley	03/18/20	USD	2,573,119	CHF	2,520,000	51,879
Morgan Stanley	03/18/20	USD	23,191,107	EUR	20,730,000	(133,120)
Morgan Stanley	03/18/20	USD	3,728,787	GBP	2,830,000	12,986
Morgan Stanley	03/18/20	USD	1,965,610	CNY	13,850,000	11,174
Morgan Stanley	03/18/20	USD	6,749,040	INR	481,490,000	(62,759)
Morgan Stanley	03/18/20	KRW	5,963,180,000	USD	5,019,503	30,617
Morgan Stanley	03/18/20	GBP	138,600	USD	183,083	(172)
Morgan Stanley	03/18/20	AUD	867,200	USD	596,709	15,699
						$(5,067)

The open futures contracts held by the Fund at January 31, 2020, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-MINI Russell 1000 Index	7	Mar-2020	$467,510	$460,145	$(7,365)
FTSE China A50	368	Mar-2020	5,332,588	4,722,360	(610,228)
MSCI EAFE Index	(34)	Mar-2020	(3,453,801)	(3,360,050)	93,751
MSCI Emerging Markets	(26)	Mar-2020	(1,437,272)	(1,365,130)	72,142
Russell 2000 Index E-MINI	(2)	Mar-2020	(165,536)	(161,470)	4,066
S&P 500 Index E-MINI	(69)	Mar-2020	(11,032,877)	(11,122,800)	(89,923)
SGX Nifty 50	288	Mar-2020	6,975,240	6,904,512	(70,728)
TOPIX Index	38	Mar-2020	5,988,754	5,888,238	(111,703)
U.S. 10-Year Treasury Notes	(68)	Mar-2020	(8,820,202)	(8,952,625)	(132,423)
U.S. 5-Year Treasury Notes	(30)	Apr-2020	(3,573,926)	(3,609,610)	(35,684)
			$(9,719,522)	$(10,596,430)	$(888,095)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

Percentages are based on Net Assets of $224,496,014.

*	Non-income producing security.
**	There's currently no rate available.
†	Expiration date not available.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of January 31, 2020 was $17,843,677 and represents 7.95% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ACWI — All Country World Index
ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
CNY — Chinese Yuan
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ETF — Exchange Traded Fund
EUR — Euro
FTSE — Financial Times Stock Exchange
GBP — British Pound
ICE — Intercontinental Exchange
INR — Indian Rupee
JPY — Japanese Yen
KLM — Koninklijke Luchtvaart Maatschappij
KRW — Korean Won
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
OAT — Obligations Assimilables du Tresor
PJSC — Public Joint Stock Company
S&P — Standard & Poor’s
SEK — Swedish Kroner
Ser — Series
SGX — Singapore Exchange Limited

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

SPDR — S&P Depository Receipts
TOPIX — Tokyo Stock Price Exchange
USD — United States Dollar
VAR — Variable Rate

The following table summarizes the inputs used as of January 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Australia	$—	$913,125	$—	$913,125
Austria	—	548,429	—	548,429
Belgium	—	901,773	—	901,773
Brazil	7,267,272	—	—	7,267,272
Canada	428,805	—	—	428,805
Chile	72,389	30,462	—	102,851
China	504,699	—	—	504,699
Colombia	1,000	—	—	1,000
Denmark	—	1,018,256	—	1,018,256
Finland	—	435,225	—	435,225
France	—	2,525,224	—	2,525,224
Germany	—	4,434,297	—	4,434,297
Hong Kong	—	830,191	—	830,191
Ireland	—	14,882	—	14,882
Italy	—	2,328,051	—	2,328,051
Japan	—	11,937,045	—	11,937,045
Netherlands	—	1,681,364	—	1,681,364
Norway	—	951,757	—	951,757
Philippines	—	82,270	—	82,270
South Africa	—	66,476	—	66,476
South Korea	—	9,966,799	—	9,966,799
Spain	—	1,183,514	—	1,183,514
Sweden	—	3,693,764	—	3,693,764
Switzerland	—	3,246,958	—	3,246,958
Taiwan	—	351,920	—	351,920
United Kingdom	547,793	11,849,601	—	12,397,394
United States	97,441,265	—	—	97,441,265
Total Common Stock	106,263,223	58,991,383	—	165,254,606
Asset-Backed Securities	—	24,904,333	—	24,904,333
Sovereign Debt	—	6,015,181	—	6,015,181
Exchange Traded Funds	5,675,040	—	—	5,675,040
Corporate Obligations	—	4,788,343	—	4,788,343
Preferred Stock	—	724,654	—	724,654
Rights	—	—	1,353	1,353
U.S. Treasury Obligations	—	5,915,830	—	5,915,830
Total Investments in Securities	$111,938,263	$101,339,724	$1,353	$213,279,340

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2020 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3‡	Total
Forwards Contracts*
Unrealized Appreciation	$—	$265,300	$—	$265,300
Unrealized Depreciation	—	(270,367)	—	(270,367)
Futures Contracts*
Unrealized Appreciation	169,959	—	—	169,959
Unrealized Depreciation	(1,058,054)	—	—	(1,058,054)
Total Investments in Securities	$(888,095)	$(5,067)	$—	$(893,162)

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
‡ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
Amounts designated as “— “ are $0.
For the period ended January 31, 2020, there were transfers between Level 1 and Level 2 assets and liabilities in the amount of $59,431,959. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. All transfers were considered to have occurred as of the end of the period.
For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent annual and semi-annual financial statements.

PBI-QH-001-0800

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund III

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020